UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code:  828-758-6100

Date of fiscal year end:  October 31, 2011

Date of reporting period:  January 31, 2011

Item 1.  Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2011

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	1,2,3	7.875%	3/1/2004	$1,000,000	$948,174	$-
LEHMAN BROS HLDGS INC NIKKEI	1,2,3	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROS HLDGS INC EAFE	1,2,3	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROS MEDIUM TERM	2, 3	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY INC		2.500%	5/15/2011	250,000	243,832	248,750
FED REPUBLIC OF BRAZIL		12.500%	1/5/2016	1,466,706	1,665,626	1,754,537

TOTAL INVESTMENTS IN FIXED INCOME				$9,216,706	$9,357,632	$2,003,287	1.81%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2011

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
CALAMOS CONVERTIBLE & HIGH INCOME FUND	40,000.00	$415,563	$522,000
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	400,200
FAIRHOLME FOCUED INCOME FUND	23,518.34	250,000	260,583
FIDELITY US BOND INDEX FUND	96,178.23	998,330	1,088,738
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	139,635
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	32,600.00	203,772	208,236
HARBOR COMMODITY REAL RETURN FUND	14,687.00	115,000	117,791
HARBOR BOND FUND	74,102.73	907,140	899,607
ISHARES BARCLAYS 3-7 YEAR TREASURY BOND	17,500.00	1,962,886	2,018,450
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	7,500.00	792,634	813,600
JANUS TRITON FUND CLASS T SHARES	14,111.01	150,000	235,089
LOOMIS SAYLES BOND FUND INSTITUTIONAL CLASS	86,518.62	1,112,500	1,243,273
LOOMIS SAYLES GLOBAL BOND FUND INSTITUTIONAL CLASS	30,450.67	500,000	506,090
MANNING & NAPIER PRO BLEND CONSERVATIVE TERM S FUND	9,745.00	130,000	126,297
METROPOLITAN WEST TOTAL RETURN BOND M	9,699.81	103,400	101,072
PERMANENT PORTFOLIO	2,976.58	136,000	135,434
PIMCO COMMODITY REAL RETURN STRATEGY CLASS A	120,754.48	950,000	1,127,847
PIMCO CORPORATE INCOME FUND	12,500.00	153,358	207,500
PIMCO REAL RETURN INSTITUTIONAL	86,880.97	1,000,000	986,099
PIMCO REAL RETURN D	10,235.14	115,876	116,169
PIMCO GLOBAL ADVANTAGE STRATEGY BOND INSTITUTIONAL	42,955.33	500,000	477,663
PIMCO GLOBAL MULTI-ASSET D	66,391.40	735,000	768,812
PIMCO TOTAL RETURN FUND INSTITUTIONAL	244,258.55	2,498,765	2,650,205
POWERSHARES PREFERRED PORTFOLIO	5,000.00	66,915	70,450
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,318	408,250
TEMPLETON GLOBAL INCOME FUND	60,000.00	538,362	639,000
THIRD AVENUE FOCUSED CREDIT FUND	22,789.43	250,000	261,395
VANGUARD INTERMEDIATE-TERM INVESTMENT-GRADE AD	274,750.29	2,300,000	2,731,018
WISDOMTREE DREYFUS BRAZILIAN REAL	10,000.00	261,805	265,600
TOTAL BOND MUTUAL FUNDS		17,844,720	19,526,103	17.65%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

STOCK MUTUAL FUNDS:
U. S. LARGE CAP EQUITIES
Large Cap Blend
FAIRHOLME FUND		13,766.52	500,000	484,719	0.44%

Large Cap Growth
TECHNOLOGY SELECT SECTOR SPDR		6,000.00	155,730	155,940	0.14%

Large Cap Value
FINANCIAL SELECT SECTOR SPDR		12,000.00	197,730	196,800	0.18%

TOTAL U. S. LARGE CAP EQUITIES			853,460	837,459	0.76%

INTERNATIONAL EQUITIES
Utilities
ISHARES S&P GLOBAL UTILITIES		8,000.00	363,026	371,760	0.34%

Foreign Large Blend
SPDR S&P INTERNATIONAL DIVIDEND		3,000.00	171,015	170,640
VANGUARD INTL GROWTH FUND ADMIRAL SHARES		2,728.76	150,000	167,846
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND		7,075.47	105,000	112,288
			426,015	450,774	0.41%

Foreign Large Growth
WISDOMTREE TRUST INDIA EARNINGS		8,000.00	196,839	185,360	0.17%

Foreign Large Value
ISHARES INC MSCI CANADA INDEX		10,000.00	202,749	312,900
OAKMARK INTERNATIONAL FUND CLASS I		10,063.26	175,000	200,460
			377,749	513,360	0.46%

Diversified Emerging Markets
ISHARES TR MSCI EMERGING MARKETS INDEX		10,000.00	393,469	458,100	0.41%

Diversified Asia Pacific
ISHARES MSCI PACIFIC EX-JAPAN		10,000.00	297,900	463,200	0.42%

Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX		25,000.00	273,430	479,750
ISHARES INC MSCI SINGAPORE		10,000.00	120,750	137,400
TEMPLETON DRAGON FD COM		11,000.00	318,691	331,760
			712,871	948,910	0.86%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX		5,000.00	219,197	366,000	0.33%

TOTAL INTERNATIONAL EQUITIES			2,987,066	3,757,464	3.40%

SPECIALTY FUNDS
Energy
US OIL FUND ETF	3	5,000.00	189,675	193,050	0.17%

Banks
SPDR KBW REGIONAL BANKING		10,000.00	272,219	261,300	0.24%

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

Diversified Financials
POWERSHARES FINANCIAL PREFERRED		20,000.00	363,538	354,400	0.32%

Pharmaceuticals & Biotechnology
ISHARES NASDAQ BIOTECHNOLOGY INDEX		1,500.00	135,833	140,580	0.13%

Utilities
REAVES UTILITY INCOME FUND		5,000.00	95,337	109,200
UTILITIES SELECT SECTOR SPDR		18,000.00	565,543	570,960
			660,880	680,160	0.61%

Large Cap Blend
POWERSHARES DIVIDEND ACHIEVERS		10,000.00	142,450	141,900
SOUND SHORE FUND		9,780.32	325,000	321,186
T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND		9,661.84	200,000	225,604
WISDOMTREE LARGE CAP DIVIDEND		5,000.00	212,308	233,100
YACKTMAN FUND INC		17,062.49	280,000	286,991
			1,159,758	1,208,781	1.09%

Financial
FRANKLIN INCOME ADV		119,047.62	250,000	264,286	0.24%

Natural Resources
ENERGY SELECT SECTOR SPDR		3,000.00	209,623	219,450	0.20%

Precious Metals
ISHARES SILVER TRUST	3	25,000.00	344,625	684,800
MARKET VECTORS GOLD MINERS ETF		25,000.00	1,064,066	1,348,000
SPDR GOLD TRUST	3	10,000.00	969,550	1,298,700
			2,378,241	3,331,500	3.01%

Conservative Allocation
VANGUARD WELLESLEY INCOME FUND		19,690.02	415,000	430,030	0.39%

Moderate Allocation
FPA CRESCENT FUND		18,930.59	505,000	513,776
MERGER FUND		10,069.23	160,000	160,403
			665,000	674,179	0.61%

World Allocation
BLACK ROCK GLOBAL ALLOCATION		12,716.17	250,000	249,109
IVY ASSET STRATEGY FUND CLASS I		72,445.42	1,979,197	1,776,362
WELLS FARGO ADVANTAGE ASSET ALLOCATION ADM		40,816.33	500,000	497,143
			2,729,197	2,522,614	2.28%

Bear Market
IPATH S&P 500 VIX SHORT-TERM FUTURES ETN		4,000.00	182,013	128,124	0.12%

TOTAL SPECIALTY FUNDS			9,610,977	10,408,454	9.41%

TOTAL STOCK MUTUAL FUNDS			13,451,503	15,003,377	13.56%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$31,296,223	$34,529,480	31.22%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2011

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
DEL MAR INDEX OPPORTUNITY ONSHORE	2, 3	$1,500,000	$1,808,097
ELLIOTT ASSOCIATES, LP	2, 3	2,000,000	2,662,207
GREENLIGHT MASTERS QUALIFIED LP	2, 3	2,500,000	2,585,472
LMC COMPASS FUND, LP	2, 3	1,500,000	1,986,983
RD LEGAL FUNDING PARTNERS, LP	2, 3	1,000,000	1,351,574
RIVERNORTH CAPITAL PARTNERS LP	2, 3	1,500,000	1,598,559
STARK INVESTMENTS LP	2, 3	750,000	2,237,269
STARK STRUCTURED ONSHORE FINANCE FUND LP	2, 3	1,000,000	1,081,522
THE ECLECTICA FUND LP	2, 3	1,000,000	876,225
WALNUT INVESTMENT PARTNERS LP	2, 3	235,567	35,291
TOTAL LIMITED PARTNERSHIPS		12,985,567	16,223,199	14.67%

WARRANTS:
CREDIT SUISSE 24-MONTH COMMODITY CURRENCY BASKET	3	58,400	-	0.00%

TOTAL OTHER INVESTMENTS		$13,043,967	$16,223,199	14.67%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	10,000.00	GARMIN LTD MV		$313,824	$308,300
	20,000.00	NINTENDO		676,450	682,000
				990,274	990,300	0.90%

Consumer Services	15,000.00	BRIDEGPOINT EDUCATION INC	3	233,763	273,900
	7,500.00	COMPANHIA DE BEBIDAS DAS A		197,325	200,250
	5,000.00	DEVRY INC		194,152	260,550
	10,000.00	ITT EDUCATIONAL SERVICES COM	3	546,822	658,400
				1,172,062	1,393,100	1.26%

Retailing	5,000.00	BEST BUY INC COM		173,475	170,000
	1,000.00	PANERA BREAD CO CL A	3	98,113	95,560
				271,588	265,560	0.24%

TOTAL CONSUMER DISCRETIONARY				2,433,924	2,648,960	2.39%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	CVS CAREMARK CORP COM		312,814	342,000
	15,000.00	WAL MART STORES INC COM		750,223	841,050
				1,063,037	1,183,050	1.07%

Food, Beverage & Tobacco	12,500.00	ALTRIA GROUP INC		225,438	293,875
	9,400.00	DIAGEO PLC SPONS ADR NEW		586,834	721,920
	5,000.00	GENERAL MILLS INC COM		169,738	173,900
	200.00	HERSHEY CO COM		8,819	9,338
	5,000.00	KRAFT FOODS INC CL A		153,450	152,850
	5,000.00	LORILLARD INC		323,175	376,200
	10,000.00	NESTLE S A SPONSORED ADR		396,899	542,200
	15,000.00	PHILIP MORRIS INTL INC COM		627,562	858,600
	2,000.00	SMUCKER J M CO COM NEW		121,939	124,320
				2,613,854	3,253,203	2.94%

Household & Personal Products	2,000.00	CLOROX CORPORATION		134,590	125,780
	3,000.00	PROCTER & GAMBLE CO COM		195,916	189,390
				330,506	315,170	0.28%

TOTAL CONSUMER STAPLES				4,007,397	4,751,423	4.30%

ENERGY	10,000.00	ATLANTIC POWER CORP		142,030	153,100
	5,000.00	BP PRUDHOE BAY ROYALTY TRUST		426,267	589,650
	3,000.00	BUCKEYE PARTNERS L P UNIT		146,923	193,980
	10,000.00	CONOCOPHILLIPS COM		521,464	714,600
	9,000.00	CPFL ENERGIA		433,927	676,890
	500.00	DIAMOND OFFSHORE DRILL COM		48,506	35,855
	500.00	ENCANA CORP COM		13,161	16,135
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	408,345
	11,500.00	ENERGY TRANSFER PRTNRS UNI		494,758	620,080
	5,000.00	ENSCO INTL		246,379	271,700
	13,440.00	ENTERPRISE PRODS PARTN COM		294,395	585,446

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

	6,004.00	EXXON MOBIL CORP COM		453,624	484,403
	5,000.00	KINDER MORGAN ENERGY UT LT		261,494	357,850
	191.27	KINDER MORGAN MANAGEMENT	3	7,936	12,256
	76,338.05	KINDER MORGAN MGMT FRACTIONAL	3	4	-
	15,000.00	LINN ENERGY LLC		270,792	593,850
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	544,625
	10,000.00	MLP & STRATEGIC EQUITY FUND		138,072	177,700
	4,000.00	NOBLE CORPORATION NEW COMMON		142,412	153,000
	3,000.00	ONEOK PARTNERS LP		155,009	243,000
	5,000.00	PENN WEST ENERGY TRUST		90,856	137,450
	4,000.00	PETROLEO BRASILEIRO SA SPON		153,427	146,920
	5,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	327,200
	5,000.00	TARGA RESOURCES PARTNERS		134,173	166,600
	8,000.00	TOTAL S A SPONSORED A		415,292	470,160
	9,000.00	TRANSMONTAIGNE LP		248,755	343,170
	3,000.00	TRANSOCEAN INC NEW SHARES	3	209,037	239,790
	6,000.00	VALERO ENERGY CORP NEW COM		149,954	152,160
TOTAL ENERGY				6,252,351	8,815,915	7.97%

FINANCIALS
Banks	2,500.00	BANCO BRADESCO S.A.		49,062	47,300
	5,659.00	CAPITAL FEDERAL FINANCIAL		63,335	68,983
	15,000.00	HUDSON CITY BANCORP COM		197,167	164,700
	41,000.00	PEOPLE'S UNITED FINANCIAL		584,975	529,310
				894,539	810,293	0.73%

Diversified Financials	3,000.00	BERKSHIRE HATHAWAY INC CLASS B	3	218,700	245,250
	2,500.00	NYSE EURONEXT		76,995	79,525
				295,695	324,775	0.29%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	384,300
	5,000.00	PLUM CREEK TIMBER CO COM		199,697	209,350
	5,000.00	POTLATCH		170,360	185,750
	2,000.00	VENTAS INC		91,107	110,920
				831,167	890,320	0.80%

Financial	16,000.00	ANNALY MORTGAGE MGMT INC COM		280,640	285,280
	12,000.00	ANWORTH MORTGAGE ASSET COM		81,060	82,440
	25,000.00	CHIMERA INVESTMENT GROUP		101,125	105,000
	2,000.00	IBERIABANK CORP		115,212	113,440
				578,037	586,160	0.53%

TOTAL FINANCIALS				2,599,438	2,611,548	2.36%

HEALTH CARE
Health Care Equipment & Services	3,000.00	AMEDISYS INC COM	3	97,930	102,270
	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	71,720
	10,000.00	CAREFUSION CORP	3	232,217	257,300
	50.00	LABORATORY CORP AMER HLDGS	3	3,536	4,496
	2,900.00	MEDTRONIC INC COM		156,441	111,128
	5,500.00	VARIAN MEDICAL SYSTEMS		215,449	371,635
				763,123	918,549	0.83%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

Pharmaceuticals & Biotechnology	2,000.00	ABBOTT LABS COM		101,570	90,320
	5,500.00	AMGEN INC COM	3	293,069	302,940
	10,000.00	ASTRAZENECA PLC SPONS ADR		454,761	489,000
	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	377,700
	10,000.00	GLAXOSMITHKLINE PLC SPONSO		306,136	363,300
	12,500.00	JOHNSON & JOHNSON COM		772,601	747,125
	35,000.00	MERCK & CO INC COM		1,134,486	1,160,950
	52,500.00	PFIZER INC COM		947,380	956,550
				4,380,572	4,487,885	4.06%

TOTAL HEALTH CARE				5,143,695	5,406,434	4.89%

INDUSTRIALS
Capital Goods	3,000.00	EMBRAER SA ADR (EMPRESA)		99,154	99,000
	2,000.00	GENERAL DYNAMICS CORP COM		128,610	150,800
	2,000.00	GENERAL ELEC CO COM		39,685	40,280
	6,500.00	NORTHROP GRUMMAN CORP		351,344	450,450
	2,000.00	RAYTHEON CO COM NEW		99,964	99,980
	200.00	SIEMENS A G SPONSORED ADR		14,415	25,682
	9,000.00	TEEKAY LNG PARTNERS LP		168,342	355,500
				901,514	1,221,692	1.10%

Commercial Services & Supplies	4,000.00	PAYCHEX, INC		124,098	128,000
	500.00	STERICYCLE INC COM	3	38,882	39,245
	500.00	WASTE MGMT INC DEL COM		17,412	18,935
				180,392	186,180	0.17%

TOTAL INDUSTRIALS				1,081,906	1,407,872	1.27%

INFORMATION TECHNOLOGY
Software & Services	500.00	F5 NETWORKS INC	3	68,645	54,190
	28,500.00	MICROSOFT CORP COM		680,037	790,163
	6,000.00	ORACLE CORP COM		151,859	192,180
				900,541	1,036,533	0.94%

Technology Hardware & Equipment	21,700.00	CISCO SYSTEMS INC COM	3	459,134	458,955
	10,000.00	DELL COMPUTER CORP COM		137,493	131,600
	1,300.00	INTERNATIONAL BUS. MACHINES		182,478	210,600
	25,000.00	NOKIA CORP SPONSORED ADR		269,625	267,500
	2,000.00	WESTERN DIGITAL CORP COM	3	69,270	68,040
				1,118,000	1,136,695	1.03%

Semiconductors &	2,500.00	AIXTRON SE		104,465	103,750
Semiconductor Equipment	1,000.00	FIRST SOLAR INC	3	151,892	154,580
	11,500.00	INTEL CORP COM		231,138	246,790
	4,000.00	XILINX INC COM		110,780	128,800
				598,275	633,920	0.57%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2011

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

TOTAL INFORMATION TECHNOLOGY			2,616,816	2,807,148	2.54%

MATERIALS	2,000.00	BUNGE LIMITED COM	137,990	136,140	0.12%

TELECOMMUNICATION SERVICES	500.00	AMERICA MOVIL SA DE CV SPO	21,857	28,495
	3,000.00	AT&T CORP COM	84,047	82,560
	20,000.00	BT GROUP	397,175	566,000
	15,000.00	CHINA MOBILE LIMITED ADR	743,112	737,100
	15,000.00	FRANCE TELECOM SPONSORED A	390,091	329,250
	10,720.00	FRONTIER COMMUNICATIONS COM	83,228	98,302
	1,000.00	MILLICOM INTL CELLULAR	96,275	93,250
	25,000.00	PARTNER COMMUNICATIONS	398,034	475,000
	25,500.00	SK TELECOM LTD SPONSORED A	438,343	441,150
	3,000.00	TELECOM ARGENTINA SA	78,208	77,460
	25,000.00	TELECOMUNCA DE SAO PAULO	562,338	608,250
	19,500.00	TELEFONICA S A SPONSORED A	419,506	490,035
	25,000.00	VODAFONE GROUP	558,724	709,000
TOTAL TELECOMMUNICATION SERVICES			4,270,938	4,735,852	4.28%

UTILITIES	2,000.00	AMERIGAS PARTNERS LP UNIT	79,520	99,720
	10,000.00	CLP HOLDINGS	75,321	81,134
	2,500.00	DTE ENERGY CO COM	109,837	115,650
	32,500.00	DUKE ENERGY CORP COM	492,770	581,100
	2,500.00	ENERSIS	49,538	51,900
	2,500.00	ONEOK INC NEW COM	107,538	147,225
	5,000.00	PROGRESS ENERGY	222,425	224,600
	17,500.00	SOUTHERN CO COM	628,940	658,350
TOTAL UTILITIES			1,765,889	1,959,679	1.77%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.	63,191	63,191	0.06%

TOTAL INVESTMENTS IN COMMON STOCKS			$30,373,535	$35,344,162	31.95%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
ISHARES IBOXX PUT OPTION, $100 EXP 3/19/11	3	1,000.00	$96,537	$10,000

TOTAL INVESTMENT IN CALL AND PUT OPTIONS			$96,537	$10,000	0.01%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS  (Continued ) (Unaudited)
January 31, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
COMCAST CORP 7% PFD		10,000	$228,661	$252,400
LEARNINGSTATION.COM	2, 3	1,224,661	500,000	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$728,661	$252,400	0.23%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS  (Continued ) (Unaudited)
January 31, 2011

				Percent
			Market	of Net
Industries	Company Name	Cost	Value	Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$22,701,687	$22,701,687	20.52%

TOTAL INVESTMENTS - MARKET VALUE			$111,064,215	100.41%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(456,618)	-0.41%

TOTAL NET ASSETS			$110,607,597	100.00%

1In default
2Market value determined by the Fund's Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
CALL OPTIONS:
AIXTRON AG CALL OPTION, $45 EXP 2/19/11	3	(15.00)	(1,442)	(675)
AIXTRON AG CALL OPTION, $45 EXP 3/19/11	3	(10.00)	(1,571)	(1,150)
AMEDISYS CALL OPTION, $40 EXP 6/18/11	3	(30.00)	(4,004)	(6,000)
BUNGE LTD CALL OPTION, $75 EXP 4/16/11	3	(20.00)	(3,169)	(1,940)
CISCO SYSTEMS CALL OPTION, $23 EXP 7/16/11	3	(25.00)	(1,911)	(1,675)
ENSCO CALL OPTION, $60 EXP 3/19/11	3	(20.00)	(669)	(1,300)
FIRST SOLAR CALL OPTION, $160 EXP 3/19/11	3	(10.00)	(6,084)	(7,200)
MARKET VECTORS GOLD MINERS ETF CALL OPTION, $68 EXP 3/19/11	3	(30.00)	(5,684)	(210)
MILLICOM INTL CALL OPTION, $105 EXP 4/16/11	3	(10.00)	(2,634)	(1,100)
NYSE EURONEXT CALL OPTION, $33 EXP 6/18/11	3	(25.00)	(2,949)	(3,775)
ORACLE CALL OPTION, $35 EXP 3/19/11	3	(20.00)	(869)	(300)
TELECOM ARGENTINA CALL OPTION, $30 EXP 7/16/11	3	(30.00)	(2,504)	(2,400)
TRANSOCEAN CALL OPTION, $80 EXP 5/21/11	3	(30.00)	(6,314)	(16,350)
WESTERN DIGITAL CALL OPTION, $40 EXP 4/16/11	3	(20.00)	(2,529)	(680)
TOTAL CALL OPTIONS - LIABILITIES			(42,333)	(44,755)	-0.04%

PUT OPTIONS:
APPLE COMPUTER PUT OPTION, $290 EXP 10/22/11	3	(15.00)	(26,901)	(25,425)
BANCO BRADESCO PUT OPTION, $18 EXP 6/18/11	3	(100.00)	(9,095)	(9,200)
BEST BUY PUT OPTION, $30 EXP 6/18/11	3	(125.00)	(16,432)	(13,750)
BUNGE LTD. PUT OPTION, $60 EXP 7/16/11	3	(20.00)	(5,069)	(5,000)
COMPANHIA DE BEBIDAS PUT OPTION, $25 EXP 7/16/11	3	(400.00)	(43,382)	(58,000)
DELL COMPUTER PUT OPTION, $12 EXP 8/20/11	3	(50.00)	(2,923)	(3,700)
EBAY PUT OPTION, $25 EXP 7/16/11	3	(250.00)	(34,009)	(19,750)
ENSCO PUT OPTION, $47 EXP 6/18/11	3	(20.00)	(5,269)	(3,880)
FAMILY DOLLAR PUT OPTION, $40 EXP 1/21/12	3	(50.00)	(15,422)	(16,500)
FAMILY DOLLAR PUT OPTION, $40 EXP 4/16/11	3	(50.00)	(4,393)	(4,200)
FIRST SOLAR PUT OPTION, $130 EXP 6/18/11	3	(10.00)	(7,384)	(8,350)
MILLICOM INTL PUT OPTION, $80 EXP 7/16/11	3	(30.00)	(10,133)	(8,250)
NAVIOS MARITIME PUT OPTION, $5 EXP 6/18/11	3	(500.00)	(24,227)	(35,000)
SIEMENS PUT OPTION, $100 EXP 7/16/11	3	(25.00)	(12,711)	(4,500)
WENDY'S/ARBY'S PUT OPTION, $4 EXP 8/20/11	3	(500.00)	(14,228)	(5,000)
TOTAL PUT OPTIONS - LIABILITIES			(231,578)	(220,505)	-0.20%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(273,911)	$(265,260)	-0.24%

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2011

1.     ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.      SIGNIFICANT ACCOUNTING POLICIES

A.      Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B.      Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2011

C.      Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.      Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law.  Tax returns for all years 2006 and thereafter are subject to possible future examinations by tax authorities.

E.      Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.      Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G.      Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2011

H.      Fair Value Measurements – The Fund applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,003,287	$-	$-	$2,003,287
Mutual Funds
Bond Mutual Funds	19,526,103	-	-	19,526,103
Stock Mutual Funds	15,003,377	-	-	15,003,377
Other Investments
Limited Partnerships	-	-	16,223,199	16,223,199
Warrants	-	-	-	-
Common Stocks
Common Stocks – Publicly Traded	35,280,971	-	-	35,280,971
Common Stocks – Affiliate	-	-	63,191	63,191
Call Options	(44,755)	-	-	(44,755)
Put Options	(210,505)	-	-	(210,505)
Preferred Stocks	252,400	-	-	252,400
Short-term Investments	22,701,687	-	-	22,701,687
Total Investments	$94,512,565	$-	$16,286,390	$110,798,955

The table below presents a reconciliation for the period ended January 31, 2011 for all Level 3 assets that are measured at fair value on a recurring basis.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2011
			Realized &		Net
	Balance	Accrued	Unrealized	Net	Transfers	Balance
	as of	Discounts/	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2010	Premiums	Losses	Sales	Level 3	1/31/2011
Other Investments
Limited Partnerships	$13,312,408	-	$470,306	$2,440,485	$-	$16,223,199
Common Stocks
Common Stocks - Affiliate	63,831	-	(640)	-	-	63,191
Total Investments	$13,376,239	$-	$469,666	$2,440,485	$-	$16,286,390

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2011, were as follows:

Gross appreciation (excess of value over tax cost)	$12,616,172
Gross depreciation (excess of tax cost over value)	(9,141,549)
Net unrealized depreciation	$3,474,623
Cost of investments for income tax purposes	$107,598,242

4.	INVESTMENTS IN AFFILIATES

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock.  The Fund held at least five percent of the outstanding voting stock of the following company during the period ended January 31, 2011.

		Amount of Equity
	Number of Shares Held	In Net Profit And Loss	Dividends	Value at
Issuer	1/31/11	For the Period	(1)	1/31/11
Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$(640)	$-	$63,191

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.	CALL OPTIONS WRITTEN

As of January 31, 2011, portfolio securities valued at $7,663,950 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the three months ended January 31, 2011 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2010	500	$46,566
Options written	310	46,572
Options terminated in closing purchase transactions	(50)	(1,699)
Options expired	(273)	(28,703)
Options exercised	(192)	(20,403)
Options outstanding at January 31, 2011	295	$42,333

6.	IMPAIRED SECURITIES

Selected securities at the end of the three months have significant investment impairment issues. These selected securities have an aggregate cost basis of $7,948,174 and have been assigned no value at January 31, 2011.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 17, 2011

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
March 17, 2011